Note 24 - Share Capital (Details Textual) - USD ($) $ / shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	[1]	Dec. 31, 2018	[1]
Statement Line Items [Line Items]
Proceeds from issuing shares	$ 12,538
Cantor Fitzgerald & Co. [member] | Issued capital [member]
Statement Line Items [Line Items]
Proceeds from issuing shares	13,000
Share issue related cost	$ 462
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)	$ 0
Preference shares [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)	$ 0

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Acquisition of exploration and evaluation assets rather than as part of Acquisition of property, plant and equipment (refer to note 4(b)(i)). The new disclosure policy was adopted from December 10, 2020 and has been applied retrospectively.